UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if amendment []; Amendment Number:
                                              ----------------------
This Amendment (check only one):              [] is a restatement.
                                              [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Passport Management, LLC
Address    30 Hotaling Place, Ste 300
           San Francisco, CA 94111

Form 13F File Number    028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Michele Clifford
Title   Head of Operations
Phone   415-321-4610

Signature, Place, and Date of Signing:

/s/ Michele Clifford          San Francisco, CA             May 14, 2009
--------------------          ------------------            ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            73
Form 13F Information Table Value Total:        779735

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                 COL 8
                                                              US $   SHARES          INVEST-
                                                             VALUE       OR SH/ PUT/ MENT    OTHER               VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1883   180000 SH       SOLE                   180000 0        0
AK STL HLDG CORP               CALL             001547908     3560   500000 SH  CALL SOLE                   500000 0        0
APOLLO GROUP INC               PUT              037604955    39165   500000 SH  PUT  SOLE                   500000 0        0
BAIDU INC ADR                  COM              056752108     2905    16450 SH       SOLE                    16450 0        0
BECTON DICKINSON & CO          COM              075887109     6724   100000 SH       SOLE                   100000 0        0
BED BATH & BEYOND INC          PUT              075896950    18915   500000 SH  PUT  SOLE                   500000 0        0
BERKSHIRE HATHAWAY INC-CL B    COM              084670207       20        7 SH       SOLE                        7 0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    10290   833234 SH       SOLE                   833234 0        0
BROADCOM CORP                  CALL             111320907     9990   500000 SH  CALL SOLE                   500000 0        0
CISCO SYS INC                  CALL             17275R902     8385   500000 SH  CALL SOLE                   500000 0        0
CISCO SYSTEMS INC              COM              17275R102     1996   119000 SH       SOLE                   119000 0        0
CITRIX SYSTEMS INC             COM              177376100     1630    72000 SH       SOLE                    72000 0        0
COMPANHIA VALE DO RIO DOCE     CALL             204412909     6558   500000 SH  CALL SOLE                   500000 0        0
CVB FINANCIAL CORP             COM              126600105      265    40000 SH       SOLE                    40000 0        0
DOW CHEM CO                    CALL             260543903     4215   500000 SH  CALL SOLE                   500000 0        0
DOW CHEMICAL                   COM              260543103     2584   306581 SH       SOLE                   306581 0        0
EXCO RESOURCES INC             COM              269279402     1400   140000 SH       SOLE                   140000 0        0
FIRST SOLAR INC                COM              336433107    14464   109000 SH       SOLE                   109000 0        0
FRIEDMAN BILLINGS RAMSEY GROUP COM              358434108     3457 17283541 SH       SOLE                 17283541 0        0
GENERAL ELECTRIC CO            PUT              369604953     5055   500000 SH  PUT  SOLE                   500000 0        0
GENZYME CORP                   COM              372917104    21083   355000 SH       SOLE                   355000 0        0
GILEAD SCIENCES INC            COM              375558103    25939   560000 SH       SOLE                   560000 0        0
GOLD FIELDS LTD                COM              38059T106     1134   100000 SH       SOLE                   100000 0        0
GOOGLE INC                     PUT              38259P958    34806   100000 SH  PUT  SOLE                   100000 0        0
GOOGLE INC - CL A              COM              38259P508     4090    11750 SH       SOLE                    11750 0        0
HARLEY DAVIDSON INC            PUT              412822958    26780  2000000 SH  PUT  SOLE                  2000000 0        0
IMPERIAL SUGAR CO              COM              453096208     1249   173696 SH       SOLE                   173696 0        0
INFINERA CORP                  COM              45667G103    12765  1725000 SH       SOLE                  1725000 0        0
ISHARES TR RUSSELL 2000        PUT              464287655    42050  1000000 SH  PUT  SOLE                  1000000 0        0
JDS UNIPHASE CORP              COM              46612J507    30527  9392837 SH       SOLE                  9392837 0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     6496   200000 SH       SOLE                   200000 0        0
LIMELIGHT NETWORKS INC         COM              53261M104     1185   353600 SH       SOLE                   353600 0        0
LOGITECH INTERNATIONAL-REG     COM              H50430232     8018   780000 SH       SOLE                   780000 0        0
MARKET VECTORS AGRIBUSINESS    COM              57060U605      283    10000 SH       SOLE                    10000 0        0
MEMC ELECTR MATLS INC          CALL             552715904     8245   500000 SH  CALL SOLE                   500000 0        0
METABOLIX INC                  COM              591018809       71    10400 SH       SOLE                    10400 0        0
MOMENTA PHARMACEUTICALS INC    COM              60877T100      330    30000 SH       SOLE                    30000 0        0
MORGAN STANLEY                 CALL             617446908    11349   500000 SH  CALL SOLE                   500000 0        0
MOSAIC CO                      COM              61945A107   105353  2509600 SH       SOLE                  2509600 0        0
OIL SVC HOLDRS TR              CALL             678002906     3700    50000 SH  CALL SOLE                    50000 0        0
OMEGA PROTEIN CORP             COM              68210P107      173    65400 SH       SOLE                    65400 0        0
PERFECT WORLD CO LTD-ADR       COM              71372U104     1405   100000 SH       SOLE                   100000 0        0
PETROHAWK ENERGY CORP          COM              716495106     1596    83000 SH       SOLE                    83000 0        0
PETROLEO BRASILEIRO SA PETRO   CALL             71654V901    30215  1000000 SH  CALL SOLE                  1000000 0        0
PHARMASSET INC                 COM              71715N106      490    50000 SH       SOLE                    50000 0        0
POTASH CORP                    COM              73755L107    53284   659380 SH       SOLE                   659380 0        0
PRICELINE.COM INC              COM              741503403     2151    27300 SH       SOLE                    27300 0        0
PRIDE INTERNATIONAL            COM              74153Q102     3057   170000 SH       SOLE                   170000 0        0
PROSHARES TR II ULTRASHRT GOLD ETF              74347W700     1604    99200 SH       SOLE                    99200 0        0
PROSHARES TR PSHS REAL ESTAT   ETF              74347R552      650    12300 SH       SOLE                    12300 0        0
PROSHARES TR PSHS ULSHRUS2000  ETF              74347R834      951    13500 SH       SOLE                    13500 0        0
PROSHARES TR PSHS ULSHT MD400  ETF              74347R859      742    12600 SH       SOLE                    12600 0        0
PROSHARES TR PSHS ULTSHT FINL  ETF              74347R628     2483    25300 SH       SOLE                    25300 0        0
PROSHRE ULT DJ-AIG CRUDE OIL   ETF              74347W502     2215   263100 SH       SOLE                   263100 0        0
QUALCOMM INC                   COM              747525103     4486   115300 SH       SOLE                   115300 0        0
QUIDEL CORP                    COM              74838J101      900    97600 SH       SOLE                    97600 0        0
SADIA SA-ADR                   COM              786326108     1358   329500 SH       SOLE                   329500 0        0
SEABOARD CORP                  COM              811543107      732      725 SH       SOLE                      725 0        0
SEQUENOM INC                   COM              817337405     6612   465000 SH       SOLE                   465000 0        0
SLM CORP                       COM              78442P106        5      500 SH       SOLE                      500 0        0
SPDR GOLD TRUST                COM              78463V107    61544   681700 SH       SOLE                   681700 0        0
STAR SCIENTIFIC INC            CALL             85517P901      374    87400 SH  CALL SOLE                    87400 0        0
STAR SCIENTIFIC INC            COM              85517P101     3317   775000 SH       SOLE                   775000 0        0
STEEL DYNAMICS INC             CALL             858119900     4405   500000 SH  CALL SOLE                   500000 0        0
SUNPOWER CORP-CLASS B          COM              867652307     2039   103000 SH       SOLE                   103000 0        0
TEREX CORP                     COM              880779103    11654  1259900 SH       SOLE                  1259900 0        0
Teva Pharmaceutical ADR        COM              881624209    13064   290000 SH       SOLE                   290000 0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     6421   180000 SH       SOLE                   180000 0        0
TRANSOCEAN LTD.                COM              H8817H100    11768   200000 SH       SOLE                   200000 0        0
TYCO INTL LTD BERMUDA          CALL             G9143X908    19386  1000000 SH  CALL SOLE                  1000000 0        0
UNITED STATES OIL FUND LP      CALL             91232N908    18882   650000 SH  CALL SOLE                   650000 0        0
WEATHERFORD INTERNATIONAL LT   CALL             G95089901    15498  1400000 SH  CALL SOLE                  1400000 0        0
ZIP REALTY                     COM              98974V107     7357  2519550 SH       SOLE                  2519550 0        0